Investment in associates (Details Narrative) - ARS ($) $ in Thousands	1 Months Ended
	May 31, 2024	Dec. 31, 2023	Apr. 30, 2022	Dec. 31, 2024	Dec. 19, 2024
IfrsStatementLineItems [Line Items]
Dividends received	$ 2,289,114	$ 20,896,643	$ 665,614
Inversora De Gas Del Centro S A [Member]
IfrsStatementLineItems [Line Items]
Ownership Interests				42.31%
Distribuidora De Gas Del Centro S A [Member]
IfrsStatementLineItems [Line Items]
Ownership Interests				17.20%
DGCE [Member]
IfrsStatementLineItems [Line Items]
Ownership Interests				40.59%
Direct participation percentage					17.20%
Direct ownership percentage					38.56%
Indirect ownership percentage					24.36%
DGCU [Member]
IfrsStatementLineItems [Line Items]
Ownership Interests				21.58%
Ecogas [Member]
IfrsStatementLineItems [Line Items]
Direct participation percentage					26.17%
Cash				$ 305,000
Transportadora de Gas del Mercosur S.A. [Member]
IfrsStatementLineItems [Line Items]
Interest rate				20.00%